UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

U.S. Diversified Real Estate ETF
PPTY (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the U.S. Diversified Real Estate ETF for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://videntam.com/etf/us-diversified-real-estate-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Diversified Real Estate ETF	$57	0.53%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. Diversified Real Estate ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the USREX - U.S. Diversified Real Estate Index™ (the “Index”). The Index is a passive, rules-based strategy index of U.S. real estate equity that selects companies using proprietary factors that take into account property type, property values, leverage, and location data.
The Fund’s performance was consistent with market trends such as overperformance of health care related real estate (represented by Welltower, Inc.) and underperformance in technology and office sectors (represented by DigitalBridge Group, Inc. and Kilroy Realty Corporation). The Fund’s absolute performance during its fiscal year was positive but relative to general equity markets it generally underperformed slightly. This was consistent with an environment of relative muted Federal Funds Federal Open Market Committee rate cuts during the Fund’s fiscal year but shifting expectations away from future rate cuts, since real estate is generally considered an interest rate sensitive sector.

Top Contributors
↑	Welltower, Inc.
↑	AvalonBay Communities, Inc.
↑	Four Corners Property Trust, Inc.

Top Detractors
↓	Alexandria Real Estate Equities, Inc.
↓	Digitalbridge Group, Inc.
↓	Kilroy Realty Corporation
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
U.S. Diversified Real Estate ETF	PAGE 1	TSR-AR-26922A511

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/26/2018)
U.S. Diversified Real Estate ETF NAV	15.66	5.67	7.77
S&P 500 TR	18.41	16.85	14.24
USREX - U.S. Diversified Real Estate Index	16.37	6.28	8.26
Visit https://videntam.com/etf/us-diversified-real-estate-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$62,824,586
Number of Holdings	90
Net Advisory Fee	$581,627
Portfolio Turnover	22%
30-Day SEC Yield	3.47%
30-Day SEC Yield Unsubsidized	3.47%
Visit https://videntam.com/etf/us-diversified-real-estate-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of Net Assets)
Prologis, Inc.	4.0%
AvalonBay Communities, Inc.	4.0%
Equinix, Inc.	3.9%
Four Corners Property Trust, Inc.	3.8%
Digital Realty Trust, Inc.	3.3%
Equity Residential	3.1%
Easterly Government Properties, Inc.	3.0%
Alexandria Real Estate Equities, Inc.	3.0%
Welltower, Inc.	2.8%
Simon Property Group, Inc.	2.5%
Industry Breakdown (% of Net Assets)

Multi-Family Residential REITs (17.3%)
Industrial REITs (14.9%)
Office REITs (13.6%)
Retail REITs (13.4%)
Health Care REITs (10.6%)
Data Center REITs (7.1%)
Single-Family Residential REITs (5.5%)
Hotels, Resorts & Cruise Lines (5.1%)
Diversified REITs (3.8%)
Cash & Other (8.7%)

U.S. Diversified Real Estate ETF	PAGE 2	TSR-AR-26922A511

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/us-diversified-real-estate-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
U.S. Diversified Real Estate ETF	PAGE 3	TSR-AR-26922A511

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/2025	FYE 2/29/2024
(a) Audit Fees	$ 15,500	$ 15,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$ 4,500	$ 4,500
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/2025	FYE 2/29/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/28/2025	FYE 2/29/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

U.S. Diversified Real Estate ETF (Ticker: PPTY)
Annual Financial Statements and Additional Information
February 28, 2025

U.S. Diversified Real Estate ETF
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 99.8%
Asset Management & Custody Banks - 0.5%
DigitalBridge Group, Inc.	27,878	$316,973
Data Center REITs - 7.1%
Digital Realty Trust, Inc.	13,187	2,061,392
Equinix, Inc.	2,683	2,427,095
		4,488,487
Diversified REITs - 3.8%
Alexander & Baldwin, Inc.	5,869	106,288
Armada Hoffler Properties, Inc.	99,168	910,363
Broadstone Net Lease, Inc.	3,857	64,990
Empire State Realty Trust, Inc. - Class A	45,955	426,003
Essential Properties Realty Trust, Inc.	1,936	63,346
WP Carey, Inc.	13,145	844,040
		2,415,030
Health Care Facilities - 0.2%
National HealthCare Corporation	1,682	156,712
Health Care REITs - 10.6%
Alexandria Real Estate Equities, Inc.	18,290	1,870,336
American Healthcare REIT, Inc.	8,139	242,461
CareTrust REIT, Inc.	8,021	207,503
Community Healthcare Trust, Inc.	3,026	56,707
Healthcare Realty Trust, Inc.	3,653	62,576
Healthpeak Properties, Inc.	23,730	485,516
LTC Properties, Inc.	5,335	186,138
National Health Investors, Inc.	3,075	220,385
Omega Healthcare Investors, Inc.	10,041	369,910
Sabra Health Care REIT, Inc.	12,753	211,827
Sila Realty Trust, Inc.	7,278	185,007
Ventas, Inc.	11,819	817,638
Welltower, Inc.	11,259	1,728,370
		6,644,374
Hotel & Resort REITs - 2.0%
Apple Hospitality REIT, Inc.	15,205	225,186
DiamondRock Hospitality Company	17,084	140,601
Host Hotels & Resorts, Inc.	22,516	363,184
Ryman Hospitality Properties, Inc.	2,783	275,211
Sunstone Hotel Investors, Inc.	18,388	192,706
Xenia Hotels & Resorts, Inc.	4,109	55,225
		1,252,113
Hotels, Resorts & Cruise Lines - 5.1%
Choice Hotels International, Inc.	1,865	267,236
Hilton Worldwide Holdings, Inc.	4,000	1,059,840
Hyatt Hotels Corporation - Class A	2,434	343,072
Marriott International, Inc. - Class A	4,426	1,241,271
Wyndham Hotels & Resorts, Inc.	2,838	307,441
		3,218,860

	Shares	Value
Industrial REITs - 14.9%
Americold Realty Trust, Inc.	46,847	$1,074,202
EastGroup Properties, Inc.	5,711	1,044,256
First Industrial Realty Trust, Inc.	13,140	750,031
Innovative Industrial Properties, Inc.	13,677	984,060
LXP Industrial Trust	11,099	99,447
Prologis, Inc.	20,454	2,534,661
Rexford Industrial Realty, Inc.	1,507	62,269
STAG Industrial, Inc.	34,626	1,245,843
Terreno Realty Corporation	22,877	1,551,518
		9,346,287
Multi-Family Residential REITs - 17.3%
AvalonBay Communities, Inc.	11,065	2,502,682
Camden Property Trust	8,470	1,050,788
Centerspace	1,004	66,455
Elme Communities	4,095	71,212
Equity Residential	26,322	1,952,303
Essex Property Trust, Inc.	4,414	1,375,270
Independence Realty Trust, Inc.	54,569	1,189,604
Mid-America Apartment Communities, Inc.	7,720	1,297,886
UDR, Inc.	30,536	1,379,616
		10,885,816
Office REITs - 13.6%
BXP, Inc.	9,409	667,380
COPT Defense Properties	32,639	882,232
Cousins Properties, Inc.	29,024	880,298
Douglas Emmett, Inc.	23,561	407,605
Easterly Government Properties, Inc.	169,671	1,912,192
Highwoods Properties, Inc.	41,074	1,196,486
JBG SMITH Properties	4,125	63,278
Kilroy Realty Corporation	36,795	1,313,582
SL Green Realty Corporation	4,982	321,538
Vornado Realty Trust	20,808	874,768
		8,519,359
Other Specialized REITs - 3.8%
Four Corners Property Trust, Inc.	82,851	2,381,966
Retail REITs - 13.4%
Acadia Realty Trust	27,871	642,705
Agree Realty Corporation	5,244	387,007
Brixmor Property Group, Inc.	20,985	586,741
Federal Realty Investment Trust	7,232	762,397
Getty Realty Corporation	11,778	369,829
InvenTrust Properties Corporation	6,867	204,499
Kimco Realty Corporation	27,642	610,888
Kite Realty Group Trust	18,599	426,475
NETSTREIT Corporation	14,184	212,193
NNN REIT, Inc.	1,546	65,628
Phillips Edison & Company, Inc.	12,308	457,858
Realty Income Corporation	6,255	356,723

The accompanying notes are an integral part of these financial statements.

1

U.S. Diversified Real Estate ETF
Schedule of Investments
February 28, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail REITs - (Continued)
Regency Centers Corporation	10,619	$814,477
Saul Centers, Inc.	1,670	62,542
Simon Property Group, Inc.	8,391	1,561,481
Tanger, Inc.	12,384	439,013
The Macerich Company	2,985	53,849
Urban Edge Properties	18,125	373,375
		8,387,680
Self-Storage REITs - 2.0%
CubeSmart	4,846	200,043
Extra Space Storage, Inc.	2,752	419,845
National Storage Affiliates Trust	1,645	63,530
Public Storage	1,820	552,588
		1,236,006
Single-Family Residential REITs - 5.5%
American Homes 4 Rent - Class A	41,657	1,541,726
Equity LifeStyle Properties, Inc.	6,966	477,728
Invitation Homes, Inc.	18,458	627,757
Sun Communities, Inc.	4,787	651,750
UMH Properties, Inc.	9,405	178,037
		3,476,998
TOTAL COMMON STOCKS (Cost $58,301,071)		62,726,661
TOTAL INVESTMENTS - 99.8% (Cost $58,301,071)		62,726,661
Other Assets in Excess of Liabilities - 0.2%		97,925
TOTAL NET ASSETS - 100.0%		$62,824,586

Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

U.S. DIVERSIFIED REAL ESTATE ETF
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025

ASSETS:
Investments, at value	$62,726,661
Cash - interest bearing deposit account	66,494
Dividends receivable	57,241
Interest receivable	136
Total assets	62,850,532
LIABILITIES:
Payable to adviser	25,946
Total liabilities	25,946
NET ASSETS	$62,824,586
Net Assets Consists of:
Paid-in capital	$68,301,625
Total accumulated losses	(5,477,039)
Total net assets	$62,824,586
Net assets	$62,824,586
Shares issued and outstanding(a)	1,900,000
Net asset value per share	$33.07
Cost:
Investments, at cost	$58,301,071

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

U.S. DIVERSIFIED REAL ESTATE ETF
Statement of Operations
For the Year Ended February 28, 2025

INVESTMENT INCOME:
Dividend income	$3,035,213
Non-cash dividend income	544,382
Interest income	10,865
Total investment income	3,590,460
EXPENSES:
Investment advisory fee	581,627
Total expenses	581,627
Net investment income	3,008,833
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(879,744)
In-kind redemptions	20,089,907
Net realized gain (loss)	19,210,163
Net change in unrealized appreciation (depreciation) on:
Investments	(3,008,905)
Net change in unrealized appreciation (depreciation)	(3,008,905)
Net realized and unrealized gain (loss)	16,201,258
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,210,091

The accompanying notes are an integral part of these financial statements.

4

U.S. DIVERSIFIED REAL ESTATE ETF
Statements of Changes in Net Assets

	Year Ended February 28, 2025	Year Ended February 29, 2024
OPERATIONS:
Net investment income (loss)	$3,008,833	$3,228,566
Net realized gain (loss)	19,210,163	(3,584,345)
Net change in unrealized appreciation (depreciation)	(3,008,905)	6,802,915
Net increase (decrease) in net assets from operations	19,210,091	6,447,136
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,008,833)	(3,228,566)
From return of capital	(772,692)	(1,949,801)
Total distributions to shareholders	(3,781,525)	(5,178,367)
CAPITAL TRANSACTIONS:
Subscriptions	7,720,465	8,434,265
Redemptions	(85,877,875)	(4,345,455)
Net increase (decrease) in net assets from capital transactions	(78,157,410)	4,088,810
Net increase (decrease) in net assets	(62,728,844)	5,357,579
NET ASSETS:
Beginning of the year	125,553,430	120,195,851
End of the year	$62,824,586	$125,553,430
SHARES TRANSACTIONS
Subscriptions	250,000	300,000
Redemptions	(2,600,000)	(150,000)
Total increase (decrease) in shares outstanding	(2,350,000)	150,000

The accompanying notes are an integral part of these financial statements.

5

U.S. Diversified Real Estate ETF
Financial Highlights

	Year Ended February 28, 2025	Year Ended February 29, 2024	Year Ended February 28,
			2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$29.54	$29.32	$36.02	$30.41	$30.19
INVESTMENT OPERATIONS:
Net investment income(a)	0.86	0.77	0.76	0.52	0.52
Net realized and unrealized gain (loss) on investments(b)	3.73	0.68	(6.26)	6.22	0.70
Total from investment operations	4.59	1.45	(5.50)	6.74	1.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	(0.77)	(0.76)	(0.52)	(0.52)
Return of capital	(0.22)	(0.46)	(0.44)	(0.61)	(0.48)
Total distributions	(1.06)	(1.23)	(1.20)	(1.13)	(1.00)
Net asset value, end of year	$33.07	$29.54	$29.32	$36.02	$30.41
Total return	15.66%	5.22%	−15.37%	22.23%	4.67%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$62,825	$125,553	$120,196	$147,694	$121,626
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.53%	0.53%	0.53%	0.53%	0.53%
After expense reimbursement/recoupment	0.53%	0.52%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets	2.74%	2.72%	2.42%	1.45%	1.92%
Portfolio turnover rate(c)	22%	28%	30%	29%	42%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

6

U.S. Diversified Real Estate ETF
Notes to Financial Statements
February 28, 2025
NOTE 1 – ORGANIZATION
U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the USREX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.
The end of the reporting period for the Fund is February 28, 2025, and the period covered by these Notes to Financial Statements is the fiscal year from March 1, 2024 to February 28, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market® Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange- traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

7

U.S. Diversified Real Estate ETF
Notes to Financial Statements
February 28, 2025(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

	Level 1	Level 2	Level 3	Total
Assets^
Common Stocks	$62,726,661	$ —	$ —	$62,726,661
Total Investments in Securities	$62,726,661	$ —	$—	$62,726,661

^	See Schedule of Investments for further disaggregation of investment categories.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and applicable state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.
D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Interest income is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

8

U.S. Diversified Real Estate ETF
Notes to Financial Statements
February 28, 2025(Continued)
E.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These timing differences are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended February 28, 2025, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(19,795,031)	$19,795,031

J.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Fund’s financial statements.

9

U.S. Diversified Real Estate ETF
Notes to Financial Statements
February 28, 2025(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Advisory, LLC, doing business as Vident Asset Management, (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Fund, the Fund pays the Adviser a unified management fee, calculated daily and paid monthly, at an annual rate of 0.53% based on the Fund’s average daily net assets. From February 1, 2020 through June 30, 2023, the Adviser contractually waived 0.04% of its adviser fee. Fees waived under this waiver agreement are not subject to recoupment by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$24,533,233	$24,175,570

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

In-Kind Purchases	In-Kind Sales
$7,701,437	$85,381,311

There were no purchases or sales of U.S. Government securities in the Fund during the period.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments for federal income tax purposes as of February 28, 2025, were as follows:

Tax cost of investments	$58,972,526
Gross tax unrealized appreciation	$9,055,827
Gross tax unrealized depreciation	(5,301,692)
Net tax unrealized appreciation/(depreciation)	3,754,135
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Other accumulated gain/(loss)	(9,231,174)
Distributable earnings/(accumulated losses)	$(5,477,039)

10

U.S. Diversified Real Estate ETF
Notes to Financial Statements
February 28, 2025(Continued)
The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended February 28, 2025, the Fund did not elect to defer any post-October capital losses or any late-year ordinary losses.
At February 28, 2025, the Fund had the following capital loss carryforwards:

Short-Term	Long-Term	Expires
$3,323,414	$5,907,759	Indefinite

The tax character of distributions paid by the Fund during the year ended February 28, 2025, were as follows:

Ordinary Income	Return of Capital
$3,008,833	$772,692

The tax character of distributions paid by the Fund during the year ended February 29, 2024, were as follows:

Ordinary Income	Return of Capital
$3,228,566	$1,949,801

NOTE 6 – SHARE TRANSACTIONS
Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Fund is $300 payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transaction fees. Variable fees received by the Fund, if any, are displayed in the Capital Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

11

U.S. Diversified Real Estate ETF
Notes to Financial Statements
February 28, 2025(Continued)
NOTE 7 – PRINCIPAL RISKS
Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated, and the Index is expected to be concentrated in real estate-related industries. Accordingly, the value of shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.
Real Estate Investment Risk. The Fund is expected to invest substantially all of its assets in real estate-related companies. Investments in real estate companies involve unique risks. Real estate companies, including REITs, may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities.
The risks of investing in real estate companies include certain risks associated with the direct ownership of real estate and the real estate industry in general. Securities in the real estate sector are subject to the risk that the value of their underlying real estate may go down. Many factors may affect real estate values, including the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate, and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. Real estate companies are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Because the Fund invests primarily in real estate companies, its performance will be especially sensitive to developments that significantly affect real estate companies.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the reporting period, Blue Trust, Inc. as a beneficial shareholder, owned greater than 25% of the outstanding shares of the Fund.

12

U.S. Diversified Real Estate ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of U.S. Diversified Real Estate ETF and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Diversified Real Estate ETF (the “Fund”), a series of ETF Series Solutions, as of February 28, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Vident Asset Management’s investment companies since 2013.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 28, 2025

13

U.S. Diversified Real Estate ETF
FEDERAL TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the fiscal year ended February 28, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 2.68%.
DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2025, was 1.92%.
SHORT TERM CAPITAL GAIN
For the fiscal year ended February 28, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

14

U.S. Diversified Real Estate ETF
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

15

U.S. Diversified Real Estate ETF
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 9-10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Vident Advisory, LLC (the “Adviser”) and the Trust, on behalf of U.S. Diversified Real Estate ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund as well as investment adviser or sub-adviser to other series of the Trust, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as investment advisory and sub-advisory services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that the Fund’s underlying index was created by the Adviser’s former parent company, and the Adviser now serves as index provider to the Fund.
Historical Performance. The Trustees next considered the Fund’s performance. The Board observed that additional information regarding the Fund’s past investment performance, for periods ended June 30, 2024, had been included in the Materials, including the Barrington Report, which compared the performance results of the Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (the “Peer Group”) as well as with funds in the Fund’s Morningstar category – US Fund Real Estate (the “Category Peer Group”). Additionally, at the

16

U.S. Diversified Real Estate ETF
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
In addition, the Board noted that, for each applicable period ended June 30, 2024, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that the Fund tracked its underlying index closely and in an appropriate manner.
The Board noted that the Fund slightly underperformed its broad-based benchmark, the MSCI US REIT Gross Index, for each of the three-year, five-year, and since inception periods ended June 30, 2024, but the Fund outperformed the same benchmark over the one-year period. The MSCI US REIT Gross Index provides an indication of the performance of the U.S. REIT market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund, unlike its benchmark, screens out companies that are externally managed and companies that derive at least 85% of their income from ownership or management of real property.
The Board then noted that, for the one-, three-, and five-year periods ended June 30, 2024, the Fund outperformed the median return of its Peer Group and Category Peer Group. The Board took into consideration that the Peer Group includes a mix of U.S. real estate and global real estate ETFs. The Board also noted that the Fund generally outperformed or performed within the range of funds in the Selected Peer Group for the one-, three-, and five-year periods ended June 30, 2024. The Board considered that the funds included in the Selected Peer Group were a mix of active and index-based ETFs described by the Adviser as funds with a similar investment universe, investment objective, investment philosophy, and REIT sector exposure.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board then compared the Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that the Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in its Peer Group and lower than the median net expense ratio of funds in its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/8/2025

* Print the name and title of each signing officer under his or her signature.